Financial Assets:	12 Months Ended
Dec. 31, 2025
Financial Assets:
Financial Assets:

Note 6 – Financial Assets:

6.1) Accounts receivable – net:

	December 31,
	2024		2025
Clients	Ps.	3,163,614	Ps.	2,888,148
Less: impairment estimate		(359,273)		(325,839)
Total accounts receivables	Ps.	2,804,341	Ps.	2,562,309

The expectation for collection of the short-term account receivable is one month in relation to the reporting date.

Accounts receivable are comprised mainly of TUA paid by passengers (other than diplomats, infants and passengers in transit) who travel using the airport terminals operated by the Company. The balance at December 31, 2024 and 2023 amounted to Ps.1,563,833 and Ps.1,368,380, respectively.

6.2) Impairment of accounts receivable

After the assessment made by the Company with respect to its clients, the Company decreased in 2025 the consolidated allowance for doubtful accounts by Ps. 33,434 compared to 2024, and increased it in 2024 by Ps.23,050 compared to 2023.

At December 31, 2025, total balance of accounts receivable not impaired amounts to Ps.2,084,179 (Ps.2,304,659 at December 31, 2024). These accounts refer to clients that have no recent record of noncompliance, and due to their positive performance with the company, no increase the level of credit risk was identified in our prospective assessment.

In Mexico, increases to the impairment of accounts receivable for the year 2024 and 2025 amounted to Ps.2,542 and Ps.66, respectively. At December 31, 2024 and 2025, in accordance with our analyses, no future noncompliance is expected, as they were able to access to financing and governmental economic aid, in the case of international airlines, which will enable them to continue meeting their financial commitments. The Company monitors the accounts receivable performance and takes measures in this regard, as it is empowered to suspend service provision if there are situations outside its policy for due dates exceeding 30 days, which keeps the level of exposure at a low risk.

At Aerostar, in 2024, write-offs to the allowance for doubtful accounts amounted to Ps.24,228, with a foreign currency translation effect of Ps.5,457 and write-offs of Ps.16,936, mainly related to certain international airlines ceasing to operate at the LLM airport. Decreases to the allowance for doubtful accounts were recorded in 2025 in the amount of Ps.2,387, a decrease due to foreign currency translation effect of Ps.5,176, and write-offs of Ps.1,341. According to the Company’s analysis and the current uncertainty, it is likely that some recurring international operations at LMM Airport may cease due to the decline in international passenger traffic traveling directly to LMM Airport. The passenger mix at this airport consists mainly of domestic traffic. In 2024 and 2025, domestic traffic represented 88% and 87%, respectively. Up to fiscal year 2023, U.S. domestic airlines benefited from government subsidies, using funds granted by U.S. authorities to meet their operating responsibilities, including accounts receivable as of December 31, 2024. However, during 2025 no significant defaults in collections from international airlines were recorded.

In Airplan, increases to the allowance for impairment of accounts receivable were recorded in 2024 for Ps.6,967, mainly due to the suspension of operations of Viva Air and Ultra Air, and a foreign currency translation effect of Ps.792 increases to the allowance for impairment of accounts receivable were recorded in 2025 for Ps.4,670, and decreases due to cancellations of accounts receivable for Ps.29,970, on July 1, 2025, the uncollectibility of the accounts receivable from Viva Air for Ps.13.6 million and Ultra Air for Ps. 7.8 million was declared by court order. An increase due to foreign currency translation effect of Ps. 704 was also recorded. The Company monitors the behavior of accounts receivable and takes measures in this regard, empowered, where appropriate, to prevent service to its customers, to find situations outside of what is established in its policy of maturities greater than 30 days, which maintains low risk exposure level.

The movements in the impairment provision are as follows:

Estimate for impairment at January 1, 2024	Ps.	336,223
Mexico’s increase estimate		2,542
Aerostar’s increase estimate		24,228
Aerostar’s application estimate		(16,936)
Effect of foreign currency translation Aerostar		5,457
Airplan’s increase estimate		6,967
Effect of foreign currency translation Airplan		792
Estimate for impairment at December 31, 2024	Ps.	359,273
Mexico’s increase estimate	Ps.	66
Aerostar’s increase estimate		(2,387)
Cancelation of Aerostar’s estimate		(1,341)
Effect of foreign currency translation Aerostar		(5,176)
Airplan’s increase		4,670
Cancelation of Airplan’s estimate		(29,970)
Effect of foreign currency translation Airplan		704
Estimate for impairment at December 31, 2025	Ps.	325,839

The constitution of the estimate for impairment of accounts receivable has been recorded in the consolidated comprehensive income statement under cost of services, and the amounts charged to the estimate are written off from accounts receivable when recovery is not expected.

In order to measure expected credit losses, accounts receivable and contract assets have been grouped on the basis of their shared credit risk features and days past due. The Company held no relevant contract assets at January 1 or December 31, 2024 and 2025.

The expected loss rates are based on the profiles for payment of sales in a 12-month period prior to December 31, 2024 and 2025 or January 1, 2024 and 2025, respectively, and on historical credit losses experienced within that period. Historical loss rates are adjusted to reflect current and prospective information on macroeconomic factors affecting client capacity for covering accounts receivable. The Company has determined that the economic situation of a country can have adverse effects on the transportation industry, in addition to the cost of complying with aviation regulations and union pressures on airlines, which are the most relevant factors, and therefore adjusts historical loss rates based on changes expected in those factors.

On this basis, the estimate for impairment of accounts receivables as of December 31, 2024 and December 31, 2025 was determined as follows for accounts receivable and contract assets:

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2024
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	1.75%	7.29%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90 days		91 to 180 days		181 to 365 days		than 365 days		12/31/2024
At December 31, 2024
Mexico’s accounts receivables	Ps.	2,304,659	Ps.	82,081	Ps.	5,912	Ps.	16	Ps.	239,498
Mexico’s estimate impairment				1,642		1,135		16		239,498	Ps.	242,290
Aerostar’s account receivables		260,709		31,700		14,660		331		1,370
Aerostar’s estimate impairment		32,003		2,456		6,241		290		1,370		42,360
Airplan’s accounts receivables		125,605		30,293		317		—		66,463
Airplan’s estimate impairment		5,492		2,351		317		—		66,463		74,623
Total estimate											Ps.	359,273

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2025
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	1.75%	7.29%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to		1 to 90		91 to 180		181 to 365		More		Total estimate
	expire		days		days		days		than 365 days		12/31/2025
At December 31, 2025
Mexico’s accounts receivables	Ps.	2,084,179	Ps.	9,650	Ps.	156	Ps.	—	Ps.	242,130
Mexico’s estimate impairment		—		193		30		—		242,133	Ps.	242,356
Aerostar’s account receivables		278,932		34,974		2,076		31		—
Aerostar’s estimate impairment		30,511		2,011		907		27		—		33,456
Airplan’s accounts receivables		106,198		9,587		433		—		39,105
Airplan’s estimate impairment		9,444		1,045		433		—		39,105		50,027
ASUR Airports’s accounts receivables		80,701
Total estimate											Ps.	325,839

The Group limits its exposure to credit risk of accounts receivable establishing a maximum payment term of 30 days for clients. In the fiscal years ended December 31, 2024 and 2025, the accounts receivable past due not impaired within the range from 1 to 90 days amounted to Ps.139,268 and Ps.125,261, respectively. The total amount of all accounts receivable past due not impaired within a range from 1 to more than 365 days, at December 31, 2024 and 2025, amounted Ps.216,978 and Ps.225,731, respectively.

6.3) Investment in financial instruments

In August 2023, the Company contracted two bonds in US dollars with rates of 6.5% and 6.8%, semiannual interest. The maturities are March 13, 2027 and January 23, 2030, respectively. The balance at December 31, 2024, amounted Ps.1,537,688. On April 2, 2025, and May 15, 2025, the Company sold the bonds maturing on January 23, 2030.

The fair value of the bonds at December 31, 2024, amounted Ps.1,534,003. At December 31, 2024, the fair value hierarchy level for investments in securities is hierarchy level 1.